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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             155 North Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700






                               December 18, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-1004

  Re:   Van Kampen Trust II--
        Post-Effective Amendment No. 5 to the
        Registration Statement on Form N-1A --
        Rule 485(a) Filing (File Nos. 33-153900
        and 811-22242)

Ladies and Gentlemen:

          Van Kampen Trust II (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

          The purpose of the filing is to add a summary prospectus for Van Kampen Global Tactical Asset Allocation Fund and Van Kampen Global Bond Fund, each a series of the Registrant. Aside from usual and customary "annual update" changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Registrant has made only those disclosure changes necessary to reflect and implement the revisions related to the summary prospectus. The Registrant believes that this Registrant meets the requirements for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 ("IC-13768"). In accordance with IC-13768, we hereby request selective review of the Registration Statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes related to the summary prospectus, as discussed above. Selective review would serve to expedite the review process for the Registrant as well as use the staff's time more effectively.

          Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elisa Mitchell at (630) 684-6724.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        --------------------------
                                        Charles B. Taylor